Unaudited Condensed Interim Consolidated Statements of Net and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Revenue			$ 10,000,000
Expenses
Amortization	39,383	7,300	88,953	20,766
Consulting fees	122,453	317,771	318,322	1,038,268
Stock based compensation	286,111	412,956	720,774	1,404,364
Insurance	224,994	122,588	470,571	357,200
Management salaries and fees	524,015	394,978	1,670,887	1,793,444
Marketing and investor relations	63,598	72,922	81,085	281,598
Office and general	106,897	336,609	292,739	531,016
Professional fees	234,243	190,800	1,624,186	597,645
Rent	6,948	17,595	20,149	46,346
Research and development	2,265,975	16,570,480	2,433,557	49,339,766
Travel	1,883	95,358	14,643	243,353
Interest charges	591,702		1,056,941
Foreign exchange loss (gain)	55,862	(68,045)	6,939	(26,998)
Total expenses	4,524,064	18,471,312	8,799,746	55,626,768
Net Earnings (Loss) from Operations	(4,524,064)	(18,471,312)	1,200,254	(55,626,768)
Finance Income (Cost)
Interest received from investments	11,362	19,314	17,936	113,532
Gain on settlement			1,839,626
Gain (loss) on change in fair value of warrants	2,872,069	16,887,802	(4,793,375)	13,021,129
Warrant liability issue cost			(1,816,316)	(1,827,835)
Finance Income (Cost)	2,883,431	16,907,116	(4,752,129)	11,306,826
Net and Comprehensive Loss for the Period	$ 1,640,633	$ 1,564,196	$ 3,551,875	$ 44,319,942
Basic and Diluted Loss per Share	$ 0.02	$ 0.05	$ 0.06	$ 1.54
Weighted Average Number of Common Shares Basic and Diluted	80,462,610	31,990,989	61,901,265	28,807,958